Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of cash and cash equivalents [Abstract]
Cash in new Israeli shekels	₪ 11,566	₪ 6,152
Cash in foreign currency	7,674	2,531
Total cash and cash equivalents	₪ 19,240	₪ 8,683